Income Taxes - Reconciliation of Deferred Tax assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ (435,144)	$ (407,459)
Tax expense recognized to consolidated statements of operations	(79,081)	40,882
Tax benefit (expense) recognized to other comprehensive loss	2,788	(2,106)
Tax benefit (expense) recognized from acquisition of subsidiaries	0	(10,379)
Uncertain tax positions and others	(8,385)	(712)	$ 189,614
Ending balance	$ (350,466)	$ (435,144)	$ (407,459)